UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital Limited

Address:  St. Mary's Court
          20 Hill Street
          Douglas
          Isle of Man
          IM1 1EU
          British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jane Bates
Title:    Managing Director
Phone:    +44 1624 640200

Signature, Place and Date of Signing:


/s/ Jane Bates                  British Isles              August 7, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $246,227
                                         --------
                                        (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name

1.   028-11145                Charlemagne Capital (IOM) Limited

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COL 7        COLUMN 8

                                                          VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL  DISCRETION   MNGRS  SOLE      SHARED   NONE
--------------               --------------    -----      -------   -------   --- ----  ----------   -----  ----      ------   ----
AMERICA MOVIL SAB DE CV       SPON ADR L SHS  02364W105  24,726       638,168 SH        DEFINED        1      638,168
BANCO SANTANDER CHILE NEW     SP ADR REP COM  05965X109     938        20,123 SH        DEFINED        1       20,123
CEMEX SAB DE CV                SPON ADR NEW   151290889     892        95,351 SH        DEFINED        1       95,351
CHINA MOBILE LIMITED          SPONSORED ADR   16941M109   9,224       184,011 SH        DEFINED        1      184,011
CHUNGHWA TELECOM CO LTD      SPONS ADR NEW 09 17133Q403     666        33,613 SH        DEFINED        1       33,613
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD   20441W203     454         7,016 SH        DEFINED        1        7,016
COMPANHIA SIDERURGICA NACION  SPONSORED ADR   20440W105     321        14,406 SH        DEFINED        1       14,406
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR   204448104     645        26,844 SH        DEFINED        1       26,844
CREDICORP LTD                      COM        G2519Y108     713        12,265 SH        DEFINED        1       12,265
CTC MEDIA INC                      COM        12642X106   2,050       173,446 SH          SOLE       NONE     173,446
CTC MEDIA INC                      COM        12642X106   1,833       155,058 SH        DEFINED        1      155,058
DESARROLLADORA HOMEX S A DE   SPONSORED ADR   25030W100   1,508        54,044 SH        DEFINED        1       54,044
ENERSIS S A                   SPONSORED ADR   29274F104   1,169        63,336 SH        DEFINED        1       63,336
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS  344419106   1,340        41,539 SH        DEFINED        1       41,539
GREAT BASIN GOLD LTD               COM        390124105   1,400     1,014,665 SH        DEFINED        1    1,014,665
GRUPO TELEVISA SA DE CV       SP ADR REP ORD  40049J206  11,222       660,490 SH        DEFINED        1      660,490
ICICI BK LTD                       ADR        45104G104     234         7,931 SH        DEFINED        1        7,931
ISHARES INC                   MSCI MALAYSIA   464286830   2,087       234,492 SH        DEFINED        1      234,492
KB FINANCIAL GROUP INC        SPONSORED ADR   48241A105   3,466       103,983 SH        DEFINED        1      103,983
MOBILE TELESYSTEMS OJSC       SPONSORED ADR   607409109  10,383       280,880 SH          SOLE       NONE     280,880
MOBILE TELESYSTEMS OJSC       SPONSORED ADR   607409109  11,582       313,314 SH        DEFINED        1      313,314
NICE SYS LTD                  SPONSORED ADR   653656108   2,012        87,214 SH        DEFINED        1       87,214
NII HLDGS INC                NOTE 3.125% 6/1  62913FAJ1   1,440     1,930,000 PRN       DEFINED        1    1,930,000
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR   68370R109   8,718       742,271 PRN         SOLE       NONE     742,271
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR   68370R109  23,515     2,002,113 PRN       DEFINED        1    2,002,113
PETROCHINA CO LTD             SPONSORED ADR   71646E100   5,439        49,292 SH        DEFINED        1       49,292
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG  71654V101  35,744     1,071,931 SH        DEFINED        1    1,071,931
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408   1,242        30,339 SH        DEFINED        1       30,339
SILICONWARE PRECISION INDS L  SPONSD ADR SPL  827084864     261        42,195 SH        DEFINED        1       42,195
SK TELECOM LTD                SPONSORED ADR   78440P108   5,617       371,149 SH        DEFINED        1      371,149
TEVA PHARMACEUTICAL INDS LTD       ADR        881624209  38,039       770,950 SH        DEFINED        1      770,950
TURKCELL ILETISIM HIZMETLERI   SPON ADR NEW   900111204   4,016       289,646 SH        DEFINED        1      289,646
VALE S A                      ADR REPSTG PFD  91912E204  33,331     2,174,920 SH        DEFINED        1    2,174,920

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